Consolidated Statement of Operations - USD ($)		12 Months Ended
		Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Revenue
Total revenue		$ 214,415,912	$ 108,176,683	$ 95,257,538
Cost of revenues		207,612,961	100,076,361	107,142,741
Gross profit (loss)		6,802,951	8,100,322	(11,885,203)
Operating expenses:
Share-based compensation		21,922,261	1,200,562
General and administrative expenses		4,792,925	4,595,206	3,742,728
Total operating expenses		26,715,186	5,795,768	3,742,728
(Loss) income from operations		(19,912,235)	2,304,554	(15,627,931)
Other income (expense)
Interest income		60,833	3,444	7,738
Interest expense		(45,935)	(90,203)	(112,022)
Change in fair value of convertible notes			(23,213,031)
Loss on settlement of convertible notes			(306,793)
Other income (expense), net		(203,984)	91,318	(42,947)
Total other expense, net		(189,086)	(23,515,265)	(147,231)
Loss before income taxes		(20,101,321)	(21,210,711)	(15,775,162)
Provision for income taxes		9,106	4,139	2,542
Net loss		(20,110,427)	(21,214,850)	(15,777,704)
Less: Net income (loss) attributable to non-controlling interests		1,352,335	2,382,846	(6,445,680)
Net loss attributable to the Company		$ (21,462,762)	$ (23,597,696)	$ (9,332,024)
Loss per share attributable to the Company - Basic (in Dollars per share)	[1]	$ (4.18)	$ (10.02)	$ (4.45)
Loss per share attributable to the Company - Diluted (in Dollars per share)	[1]	$ (4.18)	$ (10.02)	$ (4.45)
Weighted average shares outstanding - Basic (in Shares)	[1]	5,470,715	2,354,185	2,096,971
Weighted Average Shares Outstanding - Diluted (in Shares)	[1]	5,470,715	2,354,185	2,096,971
Ocean freight revenue
Revenue
Revenue		$ 213,993,072	$ 105,387,225	$ 94,523,562
Vessel service revenue and others
Revenue
Revenue	[2]	$ 422,840	$ 2,789,458	$ 733,976

[1]	Retroactively restated for twenty-five-for-one share consolidation on July 16, 2025.
[2]	For the years ended October 31, 2025, 2024 and 2023, these revenues included $422,840, $nil and $nil, respectively of revenue from consulting services provided to customers related to onboard carbon capture technologies.